Shareholder Report, Holdings (Details)	Sep. 30, 2024
Curasset Capital Management Core Bond Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.75%
Curasset Capital Management Core Bond Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Curasset Capital Management Core Bond Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.53%
Curasset Capital Management Core Bond Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Curasset Capital Management Core Bond Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.32%
Curasset Capital Management Core Bond Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.02%
Curasset Capital Management Core Bond Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
Curasset Capital Management Core Bond Fund Founders Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Curasset Capital Management Core Bond Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Curasset Capital Management Core Bond Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Curasset Capital Management Core Bond Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Curasset Capital Management Core Bond Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
Curasset Capital Management Core Bond Fund Founders Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Curasset Capital Management Core Bond Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%
Curasset Capital Management Core Bond Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Curasset Capital Management Limited Term Income Fund Founders Class | Asset Backed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.11%
Curasset Capital Management Limited Term Income Fund Founders Class | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.77%
Curasset Capital Management Limited Term Income Fund Founders Class | Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.29%
Curasset Capital Management Limited Term Income Fund Founders Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Curasset Capital Management Limited Term Income Fund Founders Class | Mortgage [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.98%
Curasset Capital Management Limited Term Income Fund Founders Class | Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.75%
Curasset Capital Management Limited Term Income Fund Founders Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Curasset Capital Management Limited Term Income Fund Founders Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
Curasset Capital Management Limited Term Income Fund Founders Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Curasset Capital Management Limited Term Income Fund Founders Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Curasset Capital Management Limited Term Income Fund Founders Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Curasset Capital Management Limited Term Income Fund Founders Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
Curasset Capital Management Limited Term Income Fund Founders Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
Curasset Capital Management Limited Term Income Fund Founders Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%